TAXATION	12 Months Ended
Jan. 31, 2021
Major components of tax expense (income) [abstract]
TAXATION

23. TAXATION

The Company reconciles the expected tax expense at the U.S. statutory tax rate of 21% to the amount recognized in the statement of loss and comprehensive loss.

Since the Company operates in the United States cannabis industry, the Company is subject to U.S. Internal Revenue Code section 280E for U.S. federal income tax purposes; and therefore, is subject to the disallowance of ordinary and necessary business deductions for income tax purposes pursuant to section 280E.

Consequently, the Company is only allowed to deduct 1) direct production costs and indirect production costs incident to and necessary for production and 2) costs incurred to purchase goods that are resold, including transportation or other necessary charges incurred in acquiring possession of the goods. This results in permanent differences between ordinary and necessary business expenses deemed non-allowable under IRC section 280E. However, the State of Oregon does not conform to IRC section 280E and thus the Company deducts all operating expenses on its Oregon corporate tax return.

Additionally, the State of Nevada does not assess income tax and therefore no income tax provision for Nevada has been calculated.

The reconciliation of income taxes at statutory rates with the reported taxes is as follows for the years ended January 31, 2021 and 2020:

	Year ended January 31,
	2021	2020
	-$-	-$-

Loss for the year	(3,739,971)	(28,840,967)
Statutory tax rates	27%	27%
Expected income tax recovery	(1,009,792)	(7,787,061)
Change in statutory, foreign tax, foreign exchange rates and other	(1,141,010)	3,135,069
Permanent differences	3,561,240	8,006,873
Share issue costs	(7,733)	(7,590)
Change in unrecognized deductible temporary differences	963,341	367,375
Total income tax expense	2,366,046	3,714,666

Current income tax expense for the year ended January 31, 2021 represents current and deferred taxation arising from business operations in the United States.

The significant components of the Company's deferred tax assets that have not been included on the consolidated statement of financial position are as follows at January 31, 2021 and 2020:

	Year ended January 31,
	2021	2020
	-$-	-$-
Deferred tax assets (liabilities)
Exploration and evaluation assets	1,258,000	254,000
Property and equipment	(236,000)	1,012,000
Share issue costs	499,000	611,000
Biological assets	(885,000)	186,000
Intangible assets	(1,784,000)	619,000
Goodwill	3,984,000	—
Marketable securities	—	2,000
Asset retirement obligation	15,000	15,000
Right-of-use assets	(2,051,000)	—
Lease liabilities	2,127,000	—
Allowable capital losses	138,000	36,000
Non-capital losses available for future period	4,551,000	3,918,000
	7,616,000	6,653,000
Unrecognized deferred tax assets	(7,616,000)	(6,653,000)
Deferred tax assets	—	—

The significant components of the Company's temporary differences, unused tax credits and unused tax losses that have not been included in the consolidated statement of financial position are as follows at January 31, 2021 and 2020:

	2021	Expiry Date Range	2020
	-$-		-$-
Temporary Differences
Exploration and evaluation assets	4,661,000	No expiry date	942,000
Property and equipment	(1,125,000)	No expiry date	4,819,000
Share issue costs	1,847,000	2038 to 2041	2,262,000
Biological assets	(4,213,000)	No expiry date	886,000
Intangible assets	(8,494,000)	No expiry date	2,949,000
Goodwill	18,970,000	No expiry date
Marketable securities	—	No expiry date	15,000
Asset retirement obligation	55,000	No expiry date	54,000
Right-of-use assets	(9,766,000)	No expiry date
Lease liabilities	10,129,000	No expiry date
Allowable capital losses	513,000	No expiry date	135,000
Non-capital losses available for future periods	16,856,000	Varies	14,511,000
Canada	16,856,000	2026 to 2041	14,511,000
USA	—	No expiry date	—